Consolidated Statement of Cash Flows	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Cash flows from operating activities
(Loss)/Profit before tax	$ (9,832,138)	$ (12,505,497)	$ 2,404,561
Adjustments for:
Bad debts written off	189,013	240,405
Reversal of estimated credit losses			(55,741)
Provision for estimated credit losses	(536,404)	(682,252)	50,168
Depreciation of property and equipment	84,644	107,659	30,093
Amortisation of right-of-use assets	843,989	1,073,469	498,635
Loss on written off fixed asset	138,549	176,220
Impairment loss on goodwill	8,763,025	11,145,691
Interest expense	160,349	203,948	176,238
Operating cash flows before changes in working capital	(188,973)	(240,357)	3,103,954
Changes in working capital:
Inventories	(239,218)	(304,261)	22,571
Trade and other receivables	(5,727,120)	(7,284,324)	(415,080)
Trade and other payables	3,409,904	4,337,057	387,690
Cash (used in)/ generated from operations	(2,745,407)	(3,491,885)	3,099,135
Interest paid	(509,704)	(648,292)	(176,238)
Income tax paid	(160,349)	(203,948)	(413,612)
Net cash (used in)/generated from operating activities	(3,415,460)	(4,344,125)	2,509,285
Cash flows from investing activities
Acquisition of property and equipment	(43,054)	(54,760)	(7,920)
Acquisition of new subsidiary	(8,637,578)	(10,986,135)
(Increase) in investment in associate	(39)	(49)
Cash provided by/ (used in) investing activities	(8,680,671)	(11,040,944)	(7,920)
Cash flows from financing activities
Deferred offering costs	1,223,544	1,556,226	(1,588,024)
Decrease in amount due from a director			1,320,457
Increase in amount due to related parties	260,405	331,209	1,311,390
Decrease/(Increase) in amount due from related parties	8,300,370	10,557,240	(73)
Increase in bank overdraft	48,251	61,371
Proceeds from borrowings	3,144,901	4,000,000
Payment of principal portion of lease liabilities	(771,556)	(981,342)	(566,039)
Repayment of borrowings	(6,495,235)	(8,261,290)	(2,356,930)
(Decrease)/Increase in amount due to former director	(87,632)	(111,459)	111,459
Non-controlling interest contributions	2,751	3,499
Share issuance	7,668,358	9,753,384
Net cash generated from/(used in) financing activities	13,294,157	16,908,838	(1,767,760)
Net increase/(decrease) in cash and cash equivalents	1,198,026	1,523,769	733,605
Cash and cash equivalents at beginning of financial period	1,533,967	1,951,053	1,217,448
Effects of currency translation on cash and cash equivalents	(389,763)	(495,739)
Cash and cash equivalents at end of financial year	$ 2,342,230	$ 2,979,083	$ 1,951,053